Quarterly Holdings Report
for
Fidelity® SAI International SMA Completion Fund
January 31, 2022

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.
ISM-NPRT1-0422
1.9893102.102
Common Stocks - 97.5%
	Shares	Value ($)
Australia - 1.9%
Aristocrat Leisure Ltd.	348,384	10,098,874
Belgium - 1.7%
UCB SA	94,004	9,353,894
Canada - 2.7%
Constellation Software, Inc.	8,309	14,310,907
Cayman Islands - 4.4%
Anta Sports Products Ltd.	684,037	10,271,001
Li Ning Co. Ltd.	1,372,994	13,397,678
TOTAL CAYMAN ISLANDS		23,668,679
France - 9.5%
Amundi SA (a)	142,431	11,072,057
Capgemini SA	40,310	9,062,345
Sartorius Stedim Biotech	22,108	9,694,608
Teleperformance	56,313	21,206,861
TOTAL FRANCE		51,035,871
Germany - 8.0%
Allianz SE	79,654	20,451,377
Hannover Reuck SE	112,576	22,711,320
TOTAL GERMANY		43,162,697
India - 7.8%
Kotak Mahindra Bank Ltd. (b)	446,731	11,204,301
Reliance Industries Ltd.	948,448	30,584,937
TOTAL INDIA		41,789,238
Indonesia - 3.5%
PT Bank Central Asia Tbk	19,674,270	10,464,692
PT Bank Rakyat Indonesia (Persero) Tbk	28,239,539	8,037,973
TOTAL INDONESIA		18,502,665
Ireland - 2.3%
Kingspan Group PLC (Ireland)	130,247	12,537,197
Italy - 3.7%
FinecoBank SpA	452,224	7,602,908
Moncler SpA	95,745	6,144,872
Recordati SpA	113,253	6,344,487
TOTAL ITALY		20,092,267
Japan - 28.7%
Itochu Corp.	605,679	19,458,324
Keyence Corp.	68,696	35,235,737
Minebea Mitsumi, Inc.	1,119,561	27,396,321
Misumi Group, Inc.	260,913	8,464,509
Nitori Holdings Co. Ltd.	97,750	14,003,925
Recruit Holdings Co. Ltd.	363,947	17,989,393
Tsuruha Holdings, Inc.	114,696	9,238,118
Welcia Holdings Co. Ltd.	275,862	7,450,440
Z Holdings Corp.	2,982,015	15,144,661
TOTAL JAPAN		154,381,428
Korea (South) - 4.4%
Samsung Electronics Co. Ltd.	376,523	23,416,183
Luxembourg - 4.4%
B&M European Value Retail SA	2,194,858	16,807,395
Eurofins Scientific SA	65,543	6,580,704
TOTAL LUXEMBOURG		23,388,099
Netherlands - 2.7%
IMCD NV	83,911	14,434,366
Norway - 2.7%
Schibsted ASA (A Shares)	492,051	14,576,820
Spain - 1.9%
Cellnex Telecom SA (a)	228,941	10,381,470
Sweden - 4.5%
Indutrade AB	638,814	15,892,288
Investor AB (B Shares)	383,660	8,330,000
TOTAL SWEDEN		24,222,288
Switzerland - 1.2%
Sika AG	18,455	6,456,929
United Kingdom - 1.5%
JD Sports Fashion PLC	3,149,018	8,074,616
TOTAL COMMON STOCKS (Cost $476,528,580)		523,884,488

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c) (Cost $14,303,674)	14,300,814	14,303,674

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $490,832,254)	538,188,162
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(862,195)
NET ASSETS - 100.0%	537,325,967

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,453,527 or 4.0% of net assets.

(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	27,138,764	44,347,603	57,182,693	2,973	-	-	14,303,674	0.0%
Total	27,138,764	44,347,603	57,182,693	2,973	-	-	14,303,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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